Document and Entity Information Document	Jun. 17, 2026	Sep. 17, 2025
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Jun. 17, 2026
Entity File Number		001-01072
Entity Registrant Name		POTOMAC ELECTRIC POWER COMPANY
Entity Tax Identification Number		53-0127880
Entity Address, Address Line One		701 Ninth Street, N.W.
Entity Address, City or Town		Washington
Entity Address, State or Province		DC
Entity Address, Postal Zip Code		20068-0001
City Area Code		(202)
Local Phone Number		872-2000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Central Index Key		0000079732
Amendment Flag		false
Entity Emerging Growth Company		false
DISTRICT OF COLUMBIA
Document Information [Line Items]
Entity Incorporation, State or Country Code		DC
VIRGINIA
Document Information [Line Items]
Entity Incorporation, State or Country Code		VA